ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2025
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS

(Amounts in thousands)

	2024	2025	2025
	RMB	RMB	US$
			(Note 2 (ai))
ASSETS
Current assets:
Cash and cash equivalents	58,086	41,040	5,869
Prepayments and other current assets	671	328	47
Total current assets	58,757	41,368	5,916
Total assets	58,757	41,368	5,916

LIABILITIES AND EQUITY
Other current liabilities	600	858	123
Amount due to subsidiaries	20,820	19,830	2,836
Deficit in subsidiaries	679,981	722,914	103,375
Total liabilities	701,401	743,602	106,334

SHAREHOLDERS’ DEFICIT
Ordinary shares Class A	33	34	5
Ordinary shares Class B	25	25	3
Treasury shares	(5,887)	(5,887)	(842)
Additional paid-in capital	3,172,820	3,181,343	454,926
Accumulated deficit	(3,883,992)	(3,950,384)	(564,897)
Accumulated other comprehensive income	74,357	72,635	10,387
Total shareholders’ deficit	(642,644)	(702,234)	(100,418)
Total liabilities and shareholders’ deficit	58,757	41,368	5,916

Schedule of condensed statements of comprehensive loss

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				(Note 2 (ai))
Operating expenses:
General and administrative expenses	(19,303)	(1,767)	(8,936)	(1,278)
Interest income	1,772	410	1,193	171
Other operating expenses, net	—	(63)	—	—
Other income, net	3,546	4,574	2,957	423
(Loss) Profit before tax and loss from investment in subsidiaries and former VIE	(13,985)	3,154	(4,786)	(684)

Equity in loss from subsidiaries and share of loss in former VIE	(378,708)	(67,897)	(61,606)	(8,810)
Net loss attributable to ordinary shareholders	(392,693)	(64,743)	(66,392)	(9,494)

Other comprehensive income (loss) (net of tax of nil)
Realized securities holding gains	(640)	—	—	—
Foreign currency translation adjustments	(3,249)	1,986	(1,753)	(251)
Unrealized securities holding gains of subsidiaries and former VIE	4,343	1,074	677	97
Realized securities holding gains of subsidiaries and former VIE	(3,526)	(1,217)	(646)	(92)
Comprehensive loss	(395,765)	(62,900)	(68,114)	(9,740)

Schedule of condensed statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				(Note 2 (ai))
Operating activities:
Net loss	(392,693)	(64,743)	(66,392)	(9,494)
Adjustments to reconcile net income to net cash provide used in operating activities:
Share of loss of subsidiaries and former VIE	378,708	67,897	61,606	8,810
Other current liabilities	5,007	(9,682)	(3,639)	(521)
Net cash used in operating activities	(8,978)	(6,528)	(8,425)	(1,205)

Investing activities:
Proceeds from sale or maturity of short-term investments	57,434	—	—	—
Net cash provided by investing activities	57,434	—	—	—

Financing activities:
Proceeds from ordinary shareholders	223	14	745	107
Proceeds from loan from subsidiaries	167,414	—	—	—
Payment for loan from subsidiaries	(54,229)	(102,683)	(9,008)	(1,288)
Net cash provided by (used in) financing activities	113,408	(102,669)	(8,263)	(1,181)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	205	341	(358)	(51)
Net increase (decrease) in cash and cash equivalents	162,069	(108,856)	(17,046)	(2,437)
Cash and cash equivalents at the beginning of the year	4,873	166,942	58,086	8,306
Cash and cash equivalents at the end of the year	166,942	58,086	41,040	5,869